Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000012164 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 22,681	$ 22,681	$ 22,681	$ 18,673	$ 17,461	$ 19,069	$ 16,276	$ 14,742	$ 12,906	$ 12,554	$ 10,849	$ 10,122	$ 10,000
Average Annual Return, Percent	21.47%	9.00%	8.53%
C000012163 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 114,318	$ 114,318	$ 114,318	94,053	87,873	95,890	81,785	74,011	64,736	62,924	54,333	50,653	50,000
Average Annual Return, Percent	21.55%	9.08%	8.62%
Wellington Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wellington Composite Index
Account Value	$ 24,835	$ 24,835	$ 24,835	20,004	18,197	20,403	17,432	15,144	13,102	12,683	10,909	10,247	10,000
Average Annual Return, Percent	24.15%	10.40%	9.52%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,633	$ 11,633	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 33,408	$ 33,408	$ 33,408	$ 24,828	$ 22,045	$ 24,841	$ 19,639	$ 16,513	$ 14,312	$ 13,567	$ 11,094	$ 10,250	$ 10,000
Average Annual Return, Percent	34.56%	15.13%	12.82%